REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life Insurance Company Separate Account Ten and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life Insurance Company Separate Account Ten (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

Putnam VT Sustainable Future Fund
Putnam VT Mortgage Securities Fund
Putnam VT Diversified Income Fund
Putnam VT Global Asset Allocation Fund
Putnam VT Global Equity Fund
Putnam VT Growth Opportunities Fund
Putnam VT Global Health Care Fund
Putnam VT High Yield Fund
Putnam VT Income Fund
Putnam VT International Value Fund
Putnam VT International Equity Fund
Putnam VT Emerging Markets Equity Fund (Formerly Putnam VT International Growth Fund)
Putnam VT Multi-Cap Core Fund
Putnam VT Government Money Market Fund
Putnam VT Sustainable Leaders Fund
Putnam VT Research Fund
Putnam VT Small Cap Value Fund
Putnam VT George Putnam Balanced Fund
Putnam VT Small Cap Growth Fund
Putnam VT Equity Income Fund
ClearBridge Variable Dividend Strategy Portfolio
Western Asset Variable Global High Yield Bond Portfolio
Clearbridge Variable Large Cap Value Portfolio

We have also audited the accompanying statements of assets and liabilities of Putnam VT Growth Opportunities Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life Insurance Company Separate Account Ten as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life Insurance Company Separate Account Ten since 2002.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	18,836,543	11,723,848	26,269,972	40,738,069	87,862,907	400,007,942	22,178,139	29,799,827	47,322,645	11,454,059
class IB	643,680	740,904	1,063,684	493,269	704,818	4,542,155	1,106,158	669,405	2,475,143	706,120
Total investments	19,480,223	12,464,752	27,333,656	41,231,338	88,567,725	404,550,097	23,284,297	30,469,232	49,797,788	12,160,179
Due from Sponsor Company	14,463	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	604	34,229	43,364	114,874	132,929	4,727	2,757	26,869	1,575
Other assets	2	—	—	3	—	6	4	1	3	—
Total assets	19,494,688	12,465,356	27,367,885	41,274,705	88,682,599	404,683,032	23,289,028	30,471,990	49,824,660	12,161,754

Liabilities:
Due to Sponsor Company	—	604	34,229	43,364	114,874	132,929	4,727	2,757	26,869	1,575
Payable for fund shares purchased	14,463	—	—	—	—	—	—	—	—	—
Other liabilities	—	2	—	—	2	—	—	—	—	2
Total liabilities	14,463	606	34,229	43,364	114,876	132,929	4,727	2,757	26,869	1,577

Net assets:
For contract liabilities	$19,480,225	$12,464,750	$27,333,656	$41,231,341	$88,567,723	$404,550,103	$23,284,301	$30,469,233	$49,797,791	$12,160,177

Contract Liabilities:
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	18,836,541	11,723,847	26,269,972	40,738,070	87,862,906	400,007,950	22,178,139	29,799,827	47,322,645	11,454,059
class IB	643,684	740,903	1,063,684	493,271	704,817	4,542,153	1,106,162	669,406	2,475,146	706,118
Total contract liabilities	$19,480,225	$12,464,750	$27,333,656	$41,231,341	$88,567,723	$404,550,103	$23,284,301	$30,469,233	$49,797,791	$12,160,177

Shares:
class I	—	—	—	—	—	—	—	—	—	—
class IA	798,158	1,295,453	4,616,867	2,237,126	4,079,058	26,828,165	1,234,176	4,730,131	4,079,538	1,106,672
class IB	27,356	82,049	186,284	26,707	33,105	312,176	64,051	107,449	215,981	69,025
Total shares	825,514	1,377,502	4,803,151	2,263,833	4,112,163	27,140,341	1,298,227	4,837,580	4,295,519	1,175,697

Cost	$13,623,746	$13,860,344	$38,615,057	$30,242,616	$56,059,408	$226,992,419	$18,383,026	$36,255,673	$47,099,073	$11,888,114

Deferred contracts in the accumulation period:
Units owned by participants #	309,958	628,976	986,245	534,487	1,781,577	18,384,562	567,045	453,876	1,047,311	510,872
Minimum unit fair value #*	$49.146995	$12.750937	$17.090430	$19.564534	$8.935505	$15.364640	$23.065740	$21.069861	$17.342102	$7.945053
Maximum unit fair value #*	$66.897025	$21.379554	$36.271962	$75.530476	$49.175367	$65.248237	$47.173861	$66.322607	$49.510501	$30.526665
Contract liability	$19,058,889	$12,099,251	$26,366,088	$39,985,141	$85,040,124	$395,066,927	$22,875,503	$29,418,192	$48,010,776	$11,875,552

Contracts in payout (annuitization) period:
Units owned by participants #	6,820	18,835	35,869	17,799	73,077	440,665	10,092	15,856	37,223	11,880
Minimum unit fair value #*	$56.589153	$18.225122	$19.628060	$21.005528	$12.453229	$17.595055	$29.400978	$23.915301	$21.013262	$14.228645
Maximum unit fair value #*	$61.784887	$19.459514	$27.076252	$75.530476	$48.588058	$23.634170	$40.752010	$66.322607	$48.144035	$24.010291
Contract liability	$421,336	$365,499	$967,568	$1,246,200	$3,527,599	$9,483,176	$408,798	$1,051,041	$1,787,015	$284,625

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	22,481,474	11,414,320	35,149,174	19,768,758	210,828,931	11,330,311	16,666,333	25,639,825	8,607,600	422,507,618
class IB	1,717,800	231,860	2,502,643	910,597	4,559,660	1,157,334	1,143,261	1,557,585	708,128	6,747,740
Total investments	24,199,274	11,646,180	37,651,817	20,679,355	215,388,591	12,487,645	17,809,594	27,197,410	9,315,728	429,255,358
Due from Sponsor Company	—	—	—	23,744	—	—	—	—	5,626	—
Receivable for fund shares sold	28,289	31,535	9,590	—	178,894	7,809	42,384	21,183	—	336,010
Other assets	3	—	3	4	—	2	1	2	3	—
Total assets	24,227,566	11,677,715	37,661,410	20,703,103	215,567,485	12,495,456	17,851,979	27,218,595	9,321,357	429,591,368

Liabilities:
Due to Sponsor Company	28,289	31,535	9,590	—	178,894	7,809	42,384	21,183	—	336,010
Payable for fund shares purchased	—	—	—	23,744	—	—	—	—	5,626	—
Other liabilities	—	2	—	—	—	—	—	—	—	5
Total liabilities	28,289	31,537	9,590	23,744	178,894	7,809	42,384	21,183	5,626	336,015

Net assets:
For contract liabilities	$24,199,277	$11,646,178	$37,651,820	$20,679,359	$215,388,591	$12,487,647	$17,809,595	$27,197,412	$9,315,731	$429,255,353

Contract Liabilities:
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	22,481,475	11,414,318	35,149,177	19,768,762	210,828,930	11,330,310	16,666,335	25,639,825	8,607,601	422,507,614
class IB	1,717,802	231,860	2,502,643	910,597	4,559,661	1,157,337	1,143,260	1,557,587	708,130	6,747,739
Total contract liabilities	$24,199,277	$11,646,178	$37,651,820	$20,679,359	$215,388,591	$12,487,647	$17,809,595	$27,197,412	$9,315,731	$429,255,353

Shares:
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,348,619	457,121	1,623,518	19,768,758	4,606,269	367,868	1,635,558	1,814,567	369,901	16,382,614
class IB	104,235	9,361	116,078	910,597	102,973	37,747	114,212	110,781	31,031	264,514
Total shares	1,452,854	466,482	1,739,596	20,679,355	4,709,242	405,615	1,749,770	1,925,348	400,932	16,647,128

Cost	$16,916,464	$7,007,633	$22,919,107	$20,679,355	$105,468,601	$6,715,067	$20,494,320	$19,852,099	$6,544,316	$369,657,574

Deferred contracts in the accumulation period:
Units owned by participants #	850,863	409,862	1,345,112	12,456,383	2,624,874	306,872	402,132	1,072,998	169,282	9,852,259
Minimum unit fair value #*	$9.738737	$9.265991	$2.533654	$0.787506	$13.493414	$21.202830	$28.068956	$18.823124	$43.359191	$32.247171
Maximum unit fair value #*	$30.557098	$36.452499	$41.778252	$11.059691	$120.814899	$45.411934	$51.503193	$29.532438	$59.607973	$46.016328
Contract liability	$23,660,239	$11,509,390	$36,977,130	$20,135,920	$211,034,045	$12,233,478	$17,487,963	$26,804,757	$9,198,950	$417,696,352

Contracts in payout (annuitization) period:
Units owned by participants #	19,479	4,771	24,387	331,938	54,873	6,614	7,293	15,646	2,121	271,893
Minimum unit fair value #*	$11.702015	$28.670745	$17.780788	$1.599126	$15.452249	$34.447386	$37.627460	$24.242092	$55.052811	$38.904498
Maximum unit fair value #*	$29.662962	$28.670745	$28.103751	$1.637272	$85.626217	$41.622532	$44.240772	$25.098760	$55.052811	$46.016328
Contract liability	$539,038	$136,788	$674,690	$543,439	$4,354,546	$254,169	$321,632	$392,655	$116,781	$11,559,001

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class I	$852	$4,283	$175,825
class IA	—	—	—
class IB	—	—	—
Total investments	852	4,283	175,825
Due from Sponsor Company	—	—	—
Receivable for fund shares sold	—	—	7
Other assets	—	—	—
Total assets	852	4,283	175,832

Liabilities:
Due to Sponsor Company	—	—	7
Payable for fund shares purchased	—	—	—
Other liabilities	—	—	1
Total liabilities	—	—	8

Net assets:
For contract liabilities	$852	$4,283	$175,824

Contract Liabilities:
class I	$852	$4,283	$175,824
class IA	—	—	—
class IB	—	—	—
Total contract liabilities	$852	$4,283	$175,824

Shares:
class I	39	577	8,862
class IA	—	—	—
class IB	—	—	—
Total shares	39	577	8,862

Cost	$552	$4,495	$172,997

Deferred contracts in the accumulation period:
Units owned by participants #	36	1,467	55,950
Minimum unit fair value #*	$23.341136	$2.919678	$3.059826
Maximum unit fair value #*	$23.341136	$2.919678	$3.059826
Contract liability	$852	$4,283	$171,197

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	1,512
Minimum unit fair value #*	$—	$—	$3.059826
Maximum unit fair value #*	$—	$—	$3.059826
Contract liability	$—	$—	$4,627

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$45,045	$1,248,715	$2,183,565	$853,180	$322,297	$860,272	$150,473	$1,809,364	$2,607,764	$300,187

Expenses:
Administrative charges	(20,721)	(18,969)	(41,034)	(58,740)	(121,297)	(528,151)	(32,068)	(45,627)	(77,150)	(16,474)
Mortality and expense risk charges	(177,685)	(163,490)	(348,518)	(492,023)	(1,014,660)	(4,429,108)	(275,635)	(383,946)	(655,555)	(142,280)
Total expenses	(198,406)	(182,459)	(389,552)	(550,763)	(1,135,957)	(4,957,259)	(307,703)	(429,573)	(732,705)	(158,754)
Net investment income (loss)	(153,361)	1,066,256	1,794,013	302,417	(813,660)	(4,096,987)	(157,230)	1,379,791	1,875,059	141,433

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	301,818	(268,344)	(1,481,075)	1,057,955	2,516,748	13,761,328	418,929	(1,511,620)	300,002	(236,514)
Net realized gain distributions	777,563	—	—	770,868	687,031	19,189,184	1,943,636	—	462,546	160,103
Change in unrealized appreciation (depreciation) during the period	5,065,522	(1,241,073)	(1,082,942)	1,926,455	4,220,551	84,713,799	878,322	1,210,518	(471,192)	117,834
Net gain (loss) on investments	6,144,903	(1,509,417)	(2,564,017)	3,755,278	7,424,330	117,664,311	3,240,887	(301,102)	291,356	41,423
Net increase (decrease) in net assets resulting from operations	$5,991,542	$(443,161)	$(770,004)	$4,057,695	$6,610,670	$113,567,324	$3,083,657	$1,078,689	$2,166,415	$182,856

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$397,073	$27,658	$392,809	$48,919	$1,180,265	$89,463	$206,889	$343,644	$—	$7,812,768

Expenses:
Administrative charges	(31,917)	(14,640)	(49,359)	(31,982)	(280,880)	(16,325)	(22,139)	(37,559)	(10,156)	(589,874)
Mortality and expense risk charges	(275,921)	(123,109)	(424,004)	(273,449)	(2,363,341)	(143,023)	(196,909)	(324,964)	(92,488)	(4,969,749)
Total expenses	(307,838)	(137,749)	(473,363)	(305,431)	(2,644,221)	(159,348)	(219,048)	(362,523)	(102,644)	(5,559,623)
Net investment income (loss)	89,235	(110,091)	(80,554)	(256,512)	(1,463,956)	(69,885)	(12,159)	(18,879)	(102,644)	2,253,145

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	385,372	395,954	1,276,363	—	10,058,129	580,066	(1,637,349)	765,297	112,124	1,747,048
Net realized gain distributions	—	—	1,357,678	—	15,793,591	1,226,647	—	1,411,435	243,667	27,275,115
Change in unrealized appreciation (depreciation) during the period	1,751,415	2,078,386	2,532,723	—	22,669,855	217,804	1,640,467	1,290,459	2,613,592	(16,318,299)
Net gain (loss) on investments	2,136,787	2,474,340	5,166,764	—	48,521,575	2,024,517	3,118	3,467,191	2,969,383	12,703,864
Net increase (decrease) in net assets resulting from operations	$2,226,022	$2,364,249	$5,086,210	$(256,512)	$47,057,619	$1,954,632	$(9,041)	$3,448,312	$2,866,739	$14,957,009

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$50	$163	$2,292

Expenses:
Administrative charges	—	(7)	(255)
Mortality and expense risk charges	(47)	(50)	(2,128)
Total expenses	(47)	(57)	(2,383)
Net investment income (loss)	3	106	(91)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	1,045	(6)	(4,244)
Net realized gain distributions	31	—	17,835
Change in unrealized appreciation (depreciation) during the period	(876)	134	(17,516)
Net gain (loss) on investments	200	128	(3,925)
Net increase (decrease) in net assets resulting from operations	$203	$234	$(4,016)

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(153,361)	$1,066,256	$1,794,013	$302,417	$(813,660)	$(4,096,987)	$(157,230)	$1,379,791	$1,875,059	$141,433
Net realized gain (loss) on security transactions	301,818	(268,344)	(1,481,075)	1,057,955	2,516,748	13,761,328	418,929	(1,511,620)	300,002	(236,514)
Net realized gain distributions	777,563	—	—	770,868	687,031	19,189,184	1,943,636	—	462,546	160,103
Change in unrealized appreciation (depreciation) during the period	5,065,522	(1,241,073)	(1,082,942)	1,926,455	4,220,551	84,713,799	878,322	1,210,518	(471,192)	117,834
Net increase (decrease) in net assets resulting from operations	5,991,542	(443,161)	(770,004)	4,057,695	6,610,670	113,567,324	3,083,657	1,078,689	2,166,415	182,856

Unit transactions:
Purchases	2,871	7,453	134,605	226,108	127,848	960,390	33,431	130,917	207,277	15,407
Net transfers	2,166,294	(104,475)	(71,330)	(775,227)	(1,090,366)	(5,217,153)	(233,806)	(560,143)	1,349,060	(40,550)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,227,583)	(1,222,183)	(2,075,377)	(3,499,782)	(5,434,035)	(22,426,928)	(1,322,209)	(2,751,383)	(5,472,310)	(1,055,371)
Other transactions	129	(201)	19	(67)	7,457	3,008	(80)	4	(521)	(150)
Death benefits	(152,923)	(158,183)	(593,668)	(926,833)	(1,513,383)	(6,344,830)	(519,259)	(1,097,749)	(1,023,803)	(277,914)
Net annuity transactions	32,701	(51,961)	(30,005)	(13,214)	(110,225)	(136,271)	(10,307)	(194,608)	(476,099)	(55,847)
Net increase (decrease) in net assets resulting from unit transactions	821,489	(1,529,550)	(2,635,756)	(4,989,015)	(8,012,704)	(33,161,784)	(2,052,230)	(4,472,962)	(5,416,396)	(1,414,425)
Net increase (decrease) in net assets	6,813,031	(1,972,711)	(3,405,760)	(931,320)	(1,402,034)	80,405,540	1,031,427	(3,394,273)	(3,249,981)	(1,231,569)

Net assets:
Beginning of period	12,667,194	14,437,461	30,739,416	42,162,661	89,969,757	324,144,563	22,252,874	33,863,506	53,047,772	13,391,746
End of period	$19,480,225	$12,464,750	$27,333,656	$41,231,341	$88,567,723	$404,550,103	$23,284,301	$30,469,233	$49,797,791	$12,160,177

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Emerging Markets Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund	Putnam VT Equity Income Fund
	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$89,235	$(110,091)	$(80,554)	$(256,512)	$(1,463,956)	$(69,885)	$(12,159)	$(18,879)	$(102,644)	$2,253,145
Net realized gain (loss) on security transactions	385,372	395,954	1,276,363	—	10,058,129	580,066	(1,637,349)	765,297	112,124	1,747,048
Net realized gain distributions	—	—	1,357,678	—	15,793,591	1,226,647	—	1,411,435	243,667	27,275,115
Change in unrealized appreciation (depreciation) during the period	1,751,415	2,078,386	2,532,723	—	22,669,855	217,804	1,640,467	1,290,459	2,613,592	(16,318,299)
Net increase (decrease) in net assets resulting from operations	2,226,022	2,364,249	5,086,210	(256,512)	47,057,619	1,954,632	(9,041)	3,448,312	2,866,739	14,957,009

Unit transactions:
Purchases	69,810	31,475	37,251	165,186	465,731	11,130	20,138	156,921	10,148	1,061,683
Net transfers	(371,256)	(300,206)	(915,666)	6,089,563	(3,214,570)	(286,305)	(623,233)	1,179,452	73,202	(6,571,460)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,184,888)	(854,746)	(2,350,564)	(4,448,500)	(11,604,330)	(490,381)	(1,117,897)	(2,192,761)	(322,487)	(26,969,143)
Other transactions	146	77	(249)	(177)	6,102	87	86	176	54	1,832
Death benefits	(287,294)	(168,413)	(428,469)	(793,247)	(3,559,842)	(120,574)	(393,624)	(618,414)	(105,397)	(7,760,707)
Net annuity transactions	(44,770)	(17,593)	(70,375)	(201,746)	(91,226)	(65,097)	(99,526)	(121,526)	(14,682)	(1,673,284)
Net increase (decrease) in net assets resulting from unit transactions	(1,818,252)	(1,309,406)	(3,728,072)	811,079	(17,998,135)	(951,140)	(2,214,056)	(1,596,152)	(359,162)	(41,911,079)
Net increase (decrease) in net assets	407,770	1,054,843	1,358,138	554,567	29,059,484	1,003,492	(2,223,097)	1,852,160	2,507,577	(26,954,070)

Net assets:
Beginning of period	23,791,507	10,591,335	36,293,682	20,124,792	186,329,107	11,484,155	20,032,692	25,345,252	6,808,154	456,209,423
End of period	$24,199,277	$11,646,178	$37,651,820	$20,679,359	$215,388,591	$12,487,647	$17,809,595	$27,197,412	$9,315,731	$429,255,353

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	Clearbridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3	$106	$(91)
Net realized gain (loss) on security transactions	1,045	(6)	(4,244)
Net realized gain distributions	31	—	17,835
Change in unrealized appreciation (depreciation) during the period	(876)	134	(17,516)
Net increase (decrease) in net assets resulting from operations	203	234	(4,016)

Unit transactions:
Purchases	—	—	—
Net transfers	—	—	(59,207)
Net interfund transfers due to corporate actions	—	—	—
Surrenders for benefit payments and fees	(2,973)	(4)	(9,942)
Other transactions	—	1	—
Death benefits	—	—	—
Net annuity transactions	—	—	(910)
Net increase (decrease) in net assets resulting from unit transactions	(2,973)	(3)	(70,059)
Net increase (decrease) in net assets	(2,770)	231	(74,075)

Net assets:
Beginning of period	3,622	4,052	249,899
End of period	$852	$4,283	$175,824

The accompanying notes are an integral part of these financial statements.

(1) Formerly Putnam VT International Growth Fund. Change effective April 27, 2020.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	Putnam VT Sustainable Future Fund	Putnam VT Mortgage Securities Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(67,931)	$149,944	$674,498	$145,749	$(1,029,810)	$(3,182,442)	$(236,396)	$1,623,211	$1,066,516	$199,637
Net realized gain (loss) on security transactions	94,149	(137,907)	(1,435,272)	1,050,624	2,985,290	9,596,994	141,012	(1,280,049)	186,255	(109,778)
Net realized gain distributions	2,976,322	—	—	1,321,329	4,802,474	40,198,846	910,637	—	374,403	735,804
Change in unrealized appreciation (depreciation) during the period	58,909	1,593,665	3,702,663	3,686,519	8,915,316	43,337,568	4,349,621	3,769,514	3,790,092	1,422,685
Net increase (decrease) in net assets resulting from operations	3,061,449	1,605,702	2,941,889	6,204,221	15,673,270	89,950,966	5,164,874	4,112,676	5,417,266	2,248,348

Unit transactions:
Purchases	21,150	19,478	50,282	94,242	99,386	612,639	37,707	113,817	232,090	54,107
Net transfers	447,278	(189,014)	111,616	(752,706)	(3,178,515)	(4,489,730)	(261,198)	58,174	175,281	(107,009)
Net interfund transfers due to corporate actions	—	—	—	—	30,299,901	—	—	—	—	—
Surrenders for benefit payments and fees	(1,453,666)	(1,172,186)	(2,015,333)	(3,696,707)	(5,929,323)	(23,766,562)	(1,328,320)	(2,357,555)	(4,668,850)	(1,190,006)
Other transactions	(146)	3	(114)	(11)	(250)	11,600	(6)	156	90	(46)
Death benefits	(289,662)	(301,285)	(757,671)	(622,409)	(1,384,083)	(5,065,834)	(331,868)	(711,390)	(1,382,000)	(209,595)
Net annuity transactions	(62,448)	109,288	(201,199)	(138,718)	1,739,406	(856,281)	(48,319)	(142,668)	(132,060)	(41,938)
Net increase (decrease) in net assets resulting from unit transactions	(1,337,494)	(1,533,716)	(2,812,419)	(5,116,309)	21,646,522	(33,554,168)	(1,932,004)	(3,039,466)	(5,775,449)	(1,494,487)
Net increase (decrease) in net assets	1,723,955	71,986	129,470	1,087,912	37,319,792	56,396,798	3,232,870	1,073,210	(358,183)	753,861

Net assets:
Beginning of period	10,943,239	14,365,475	30,609,946	41,074,749	52,649,965	267,747,765	19,020,004	32,790,296	53,405,955	12,637,885
End of period	$12,667,194	$14,437,461	$30,739,416	$42,162,661	$89,969,757	$324,144,563	$22,252,874	$33,863,506	$53,047,772	$13,391,746

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Government Money Market Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$49,096	$(142,805)	$(20,777)	$78,383	$(1,278,298)	$(6,505)	$(106,227)	$37,282	$(89,790)
Net realized gain (loss) on security transactions	451,430	257,728	1,250,950	—	10,845,385	924,641	(1,115,130)	604,292	(79,162)
Net realized gain distributions	40,804	1,162,686	3,532,925	—	24,421,583	1,195,307	2,111,266	1,103,008	734,871
Change in unrealized appreciation (depreciation) during the period	4,324,670	833,442	4,130,590	—	17,182,511	884,310	3,135,105	3,111,968	1,252,273
Net increase (decrease) in net assets resulting from operations	4,866,000	2,111,051	8,893,688	78,383	51,171,181	2,997,753	4,025,014	4,856,550	1,818,192

Unit transactions:
Purchases	42,445	37,691	34,681	82,719	527,975	12,942	27,995	48,942	23,360
Net transfers	(319,090)	(137,669)	(324,176)	2,203,946	(958,865)	100,280	(314,248)	748,617	322,013
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,768,341)	(598,773)	(2,473,203)	(5,238,860)	(14,366,566)	(1,036,909)	(1,683,578)	(1,862,942)	(228,869)
Other transactions	88	8	(162)	318	303	667	48	154,032	(7)
Death benefits	(440,661)	(123,848)	(679,916)	(483,375)	(3,095,646)	(505,714)	(587,025)	(569,036)	(149,838)
Net annuity transactions	(70,408)	(35,646)	(171,070)	(185,601)	(360,284)	(61,042)	(120,690)	(389,663)	(10,791)
Net increase (decrease) in net assets resulting from unit transactions	(2,555,967)	(858,237)	(3,613,846)	(3,620,853)	(18,253,083)	(1,489,776)	(2,677,498)	(1,870,050)	(44,132)
Net increase (decrease) in net assets	2,310,033	1,252,814	5,279,842	(3,542,470)	32,918,098	1,507,977	1,347,516	2,986,500	1,774,060

Net assets:
Beginning of period	21,481,474	9,338,521	31,013,840	23,667,262	153,411,009	9,976,178	18,685,176	22,358,752	5,034,094
End of period	$23,791,507	$10,591,335	$36,293,682	$20,124,792	$186,329,107	$11,484,155	$20,032,692	$25,345,252	$6,808,154

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Putnam VT Equity Income Fund	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,697,894	$4	$125	$760
Net realized gain (loss) on security transactions	4,782,421	21	(224)	2,143
Net realized gain distributions	37,010,208	258	—	14,841
Change in unrealized appreciation (depreciation) during the period	62,832,176	551	956	38,805
Net increase (decrease) in net assets resulting from operations	108,322,699	834	857	56,549

Unit transactions:
Purchases	1,088,772	—	—	—
Net transfers	(3,326,248)	—	—	—
Net interfund transfers due to corporate actions	—	—	—	—
Surrenders for benefit payments and fees	(32,772,518)	(15)	(3,937)	(19,247)
Other transactions	1,829	(1)	—	—
Death benefits	(10,025,106)	—	—	—
Net annuity transactions	(1,171,743)	—	—	(966)
Net increase (decrease) in net assets resulting from unit transactions	(46,205,014)	(16)	(3,937)	(20,213)
Net increase (decrease) in net assets	62,117,685	818	(3,080)	36,336

Net assets:
Beginning of period	394,091,738	2,804	7,132	213,563
End of period	$456,209,423	$3,622	$4,052	$249,899

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Talcott Resolution Life Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Ten (the “Account”) is a separate investment account established by Talcott Resolution Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub- Accounts”) within the Account. The Sponsor Company is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

Putnam VT Sustainable Future Fund, Putnam VT Mortgage Securities Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Emerging Markets Equity Fund (Formerly Putnam VT International Growth Fund), Putnam VT Multi-Cap Core Fund, Putnam VT Government Money Market Fund, Putnam VT Sustainable Leaders Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Small Cap Growth Fund, Putnam VT Equity Income Fund, ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, Clearbridge Variable Large Cap Value Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.
Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.

h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Sustainable Future Fund	$4,959,777	$3,514,085
Putnam VT Mortgage Securities Fund	$1,603,917	$2,067,215
Putnam VT Diversified Income Fund	$2,451,144	$3,292,889
Putnam VT Global Asset Allocation Fund	$1,729,443	$5,645,176
Putnam VT Global Equity Fund	$1,388,869	$9,528,199
Putnam VT Growth Opportunities Fund	$23,350,642	$41,420,254
Putnam VT Global Health Care Fund	$2,574,319	$2,840,144
Putnam VT High Yield Fund	$2,819,053	$5,912,223
Putnam VT Income Fund	$8,025,588	$11,104,379
Putnam VT International Value Fund	$776,320	$1,889,208
Putnam VT International Equity Fund	$560,343	$2,289,362
Putnam VT Emerging Markets Equity Fund+	$397,858	$1,817,351
Putnam VT Multi-Cap Core Fund	$2,031,846	$4,482,795
Putnam VT Government Money Market Fund	$16,425,674	$15,871,101
Putnam VT Sustainable Leaders Fund	$19,313,697	$22,982,200
Putnam VT Research Fund	$1,653,092	$1,447,471
Putnam VT Small Cap Value Fund	$1,051,086	$3,277,302
Putnam VT George Putnam Balanced Fund	$3,359,492	$3,563,092
Putnam VT Small Cap Growth Fund	$1,702,226	$1,920,368
Putnam VT Equity Income Fund	$35,922,904	$48,305,719
ClearBridge Variable Dividend Strategy Portfolio	$82	$3,022
Western Asset Variable Global High Yield Bond Portfolio	$164	$61
Clearbridge Variable Large Cap Value Portfolio	$20,127	$72,441

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Sustainable Future Fund	85,358	79,461	5,897
Putnam VT Mortgage Securities Fund	22,436	103,899	(81,463)
Putnam VT Diversified Income Fund	23,918	126,346	(102,428)
Putnam VT Global Asset Allocation Fund	7,669	81,815	(74,146)
Putnam VT Global Equity Fund	21,269	214,941	(193,672)
Putnam VT Growth Opportunities Fund	314,555	2,177,023	(1,862,468)
Putnam VT Global Health Care Fund	16,788	72,756	(55,968)
Putnam VT High Yield Fund	19,323	101,613	(82,290)
Putnam VT Income Fund	116,427	259,303	(142,876)
Putnam VT International Value Fund	21,319	87,941	(66,622)
Putnam VT International Equity Fund	12,426	87,211	(74,785)
Putnam VT Emerging Markets Equity Fund+	18,228	81,871	(63,643)
Putnam VT Multi-Cap Core Fund	21,413	184,346	(162,933)
Putnam VT Government Money Market Fund	10,360,930	9,950,076	410,854
Putnam VT Sustainable Leaders Fund	54,246	331,554	(277,308)
Putnam VT Research Fund	10,573	39,014	(28,441)
Putnam VT Small Cap Value Fund	28,040	94,913	(66,873)
Putnam VT George Putnam Balanced Fund	82,041	149,352	(67,311)
Putnam VT Small Cap Growth Fund	35,374	46,920	(11,546)
Putnam VT Equity Income Fund	77,498	1,205,835	(1,128,337)
ClearBridge Variable Dividend Strategy Portfolio	—	129	(129)
Western Asset Variable Global High Yield Bond Portfolio	—	2	(2)
Clearbridge Variable Large Cap Value Portfolio	1	27,302	(27,301)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Sustainable Future Fund	30,325	64,347	(34,022)
Putnam VT Mortgage Securities Fund	24,446	106,350	(81,904)
Putnam VT Diversified Income Fund	24,775	132,818	(108,043)
Putnam VT Global Asset Allocation Fund	3,800	85,258	(81,458)
Putnam VT Global Equity Fund	774,077	224,182	549,895
Putnam VT Growth Opportunities Fund	311,864	2,729,557	(2,417,693)
Putnam VT Global Health Care Fund	9,533	73,119	(63,586)
Putnam VT High Yield Fund	26,199	76,570	(50,371)
Putnam VT Income Fund	45,594	183,525	(137,931)
Putnam VT International Value Fund	8,041	78,382	(70,341)
Putnam VT International Equity Fund	10,653	126,370	(115,717)
Putnam VT International Growth Fund	19,197	60,639	(41,442)
Putnam VT Multi-Cap Core Fund	19,670	192,196	(172,526)
Putnam VT Government Money Market Fund	4,712,800	6,920,605	(2,207,805)
Putnam VT Sustainable Leaders Fund	74,575	421,959	(347,384)
Putnam VT Research Fund	13,404	62,488	(49,084)
Putnam VT Small Cap Value Fund	27,453	95,194	(67,741)
Putnam VT George Putnam Balanced Fund	59,064	153,633	(94,569)
Putnam VT Small Cap Growth Fund	91,566	92,326	(760)
Putnam VT Equity Income Fund	64,296	1,341,431	(1,277,135)
ClearBridge Variable Dividend Strategy Portfolio	—	1	(1)
Western Asset Variable Global High Yield Bond Portfolio	—	1,446	(1,446)
ClearBridge Variable Large Cap Value Portfolio	4	7,304	(7,300)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Sustainable Future Fund
2020	316,778	$51.827708	to	$66.897025	$19,480,225	0.95%	to	2.75%	0.13%	to	0.34%	48.49%	to	51.55%
2019	310,881	$34.903611	to	$44.141912	$12,667,194	0.95%	to	2.75%	0.58%	to	0.84%	26.49%	to	29.09%
2018	344,903	$27.593755	to	$34.195005	$10,943,239	0.95%	to	2.75%	0.56%	to	0.83%	(7.52)%	to	(5.54)%
2017	458,049	$29.837830	to	$36.202219	$15,433,354	0.95%	to	2.75%	0.79%	to	1.02%	7.71%	to	9.90%
2016	501,137	$27.702236	to	$32.942545	$15,447,176	0.95%	to	2.75%	0.67%	to	0.96%	9.92%	to	12.16%
Putnam VT Mortgage Securities Fund
2020	647,811	$12.750937	to	$21.379554	$12,464,750	0.95%	to	2.40%	9.34%	to	9.46%	(3.90)%	to	(2.21)%
2019	729,274	$13.267757	to	$21.863813	$14,437,461	0.95%	to	2.40%	2.18%	to	2.37%	10.51%	to	12.29%
2018	811,178	$12.005395	to	$19.471477	$14,365,475	0.95%	to	2.40%	2.02%	to	2.96%	(3.25)%	to	(1.56)%
2017	913,103	$12.409278	to	$19.780179	$16,523,152	0.95%	to	2.40%	2.33%	to	2.56%	(0.46)%	to	1.30%
2016	1,034,722	$12.466372	to	$19.526498	$18,572,761	0.95%	to	2.40%	1.85%	to	2.08%	(2.17)%	to	(0.59)%
Putnam VT Diversified Income Fund
2020	1,022,114	$18.464522	to	$36.271962	$27,333,656	0.40%	to	2.75%	7.82%	to	8.06%	(3.59)%	to	(1.15)%
2019	1,124,542	$19.152513	to	$36.695039	$30,739,416	0.40%	to	2.75%	—%	to	3.50%	8.21%	to	11.11%
2018	1,232,585	$16.299934	to	$33.025357	$30,609,946	0.40%	to	2.50%	4.28%	to	4.35%	(3.43)%	to	(1.13)%
2017	1,371,435	$16.878328	to	$33.404466	$34,736,453	0.40%	to	2.50%	5.74%	to	5.77%	4.48%	to	6.99%
2016	1,538,936	$16.154821	to	$31.221310	$36,763,178	0.40%	to	2.50%	7.50%	to	7.50%	2.82%	to	5.34%
Putnam VT Global Asset Allocation Fund
2020	552,286	$27.165979	to	$60.954198	$41,231,341	0.40%	to	2.40%	1.83%	to	2.11%	9.65%	to	12.13%
2019	626,432	$24.775815	to	$54.358800	$42,162,661	0.40%	to	2.40%	1.42%	to	1.71%	14.35%	to	16.95%
2018	707,890	$21.665735	to	$46.481092	$41,074,749	0.40%	to	2.40%	1.82%	to	2.07%	(9.46)%	to	(7.40)%
2017	796,764	$23.929053	to	$50.192959	$50,336,805	0.40%	to	2.40%	1.43%	to	1.67%	12.60%	to	15.20%
2016	884,753	$21.250834	to	$43.568841	$48,979,769	0.40%	to	2.40%	1.90%	to	2.19%	4.18%	to	6.55%
Putnam VT Global Equity Fund
2020	1,854,654	$25.732269	to	$49.175367	$88,567,723	0.40%	to	2.75%	0.17%	to	0.39%	7.08%	to	9.88%
2019	2,048,326	$24.029994	to	$44.755708	$89,969,757	0.40%	to	2.75%	—%	to	—%	23.17%	to	26.42%
2018	1,498,431	$20.211976	to	$35.403170	$52,649,965	0.40%	to	2.40%	0.34%	to	0.55%	(14.51)%	to	(12.56)%
2017	1,648,490	$10.594592	to	$40.489680	$66,824,654	0.40%	to	2.35%	1.38%	to	1.54%	25.40%	to	28.19%
2016	1,842,583	$8.448647	to	$31.585186	$58,802,953	0.40%	to	2.35%	1.09%	to	1.33%	(1.28)%	to	0.96%
Putnam VT Growth Opportunities Fund
2020	18,825,227	$26.515988	to	$58.881919	$404,550,103	0.40%	to	2.75%	0.04%	to	0.24%	34.95%	to	38.53%
2019	20,687,695	$19.140673	to	$43.632986	$324,144,563	0.40%	to	2.75%	0.13%	to	0.35%	33.04%	to	36.56%
2018	23,105,388	$14.015969	to	$32.797307	$267,747,765	0.40%	to	2.75%	—%	to	0.05%	(0.40)%	to	2.19%
2017	25,570,847	$13.715195	to	$32.928241	$292,777,643	0.40%	to	2.75%	0.06%	to	0.14%	27.36%	to	30.77%
2016♦	28,204,738	$10.487713	to	$25.855392	$249,350,497	0.40%	to	2.75%	—%	to	—%	3.62%	to	6.30%
Putnam VT Global Health Care Fund
2020	577,137	$23.065740	to	$47.173861	$23,284,301	0.95%	to	2.45%	0.50%	to	0.69%	13.46%	to	15.37%
2019	633,105	$20.328622	to	$40.888331	$22,252,874	0.95%	to	2.45%	—%	to	0.24%	27.14%	to	29.35%
2018	696,691	$25.452496	to	$31.610742	$19,020,004	0.95%	to	2.55%	1.01%	to	1.17%	(3.10)%	to	(1.23)%
2017	802,062	$26.265649	to	$32.005667	$22,275,691	0.95%	to	2.55%	0.53%	to	0.75%	12.40%	to	14.50%
2016	889,008	$23.368649	to	$27.951628	$21,676,992	0.95%	to	2.55%	—%	to	—%	(13.59)%	to	(11.98)%
Putnam VT High Yield Fund
2020	469,732	$21.895055	to	$48.982672	$30,469,233	0.40%	to	2.45%	5.65%	to	5.78%	2.66%	to	5.08%
2019	552,022	$21.327693	to	$46.613987	$33,863,506	0.40%	to	2.45%	5.88%	to	5.97%	11.63%	to	14.09%
2018	602,393	$19.106010	to	$40.856391	$32,790,296	0.40%	to	2.45%	5.78%	to	5.89%	(6.39)%	to	(3.97)%
2017	686,334	$20.409985	to	$42.547316	$39,352,319	0.40%	to	2.45%	5.82%	to	5.91%	4.39%	to	6.79%
2016	837,346	$19.551541	to	$39.841827	$45,334,284	0.40%	to	2.45%	6.27%	to	6.33%	12.75%	to	15.20%
Putnam VT Income Fund
2020	1,084,534	$17.342102	to	$40.277189	$49,797,791	0.40%	to	2.50%	4.87%	to	4.95%	3.12%	to	5.59%
2019	1,227,410	$16.817456	to	$38.145896	$53,047,772	0.40%	to	2.50%	3.29%	to	3.34%	9.13%	to	11.80%
2018	1,365,341	$15.410369	to	$34.120664	$53,405,955	0.40%	to	2.50%	3.13%	to	3.22%	(2.27)%	to	(0.03)%
2017	1,560,777	$15.768838	to	$34.131665	$61,344,947	0.40%	to	2.50%	4.46%	to	4.48%	2.99%	to	5.48%
2016	1,771,359	$15.311345	to	$32.357954	$66,555,069	0.40%	to	2.50%	4.50%	to	4.55%	(0.52)%	to	1.86%
Putnam VT International Value Fund
2020	522,752	$12.732119	to	$30.526665	$12,160,177	0.40%	to	2.45%	2.46%	to	2.68%	1.43%	to	3.81%
2019	589,374	$12.553083	to	$29.405291	$13,391,746	0.40%	to	2.45%	2.64%	to	2.87%	17.32%	to	19.96%
2018	659,715	$10.700312	to	$24.512426	$12,637,885	0.40%	to	2.45%	2.03%	to	2.25%	(19.61)%	to	(17.71)%
2017	757,738	$13.310427	to	$29.786422	$17,793,636	0.40%	to	2.45%	1.46%	to	1.66%	21.68%	to	24.56%
2016	858,473	$10.938929	to	$23.913629	$16,313,180	0.40%	to	2.45%	2.46%	to	2.62%	(1.34)%	to	0.88%
Putnam VT International Equity Fund
2020	870,342	$12.574737	to	$30.557098	$24,199,277	0.95%	to	2.45%	1.59%	to	1.67%	9.38%	to	11.04%
2019	945,127	$11.495992	to	$27.519993	$23,791,507	0.95%	to	2.45%	1.34%	to	1.41%	22.13%	to	23.97%
2018	1,060,844	$9.413090	to	$22.198742	$21,481,474	0.95%	to	2.45%	1.36%	to	1.42%	(21.07)%	to	(19.88)%
2017	1,166,705	$11.926176	to	$27.706212	$29,536,422	0.95%	to	2.45%	2.19%	to	2.24%	23.52%	to	25.38%
2016	1,316,616	$9.655325	to	$22.097112	$26,469,432	0.95%	to	2.45%	3.30%	to	3.46%	(4.82)%	to	(3.38)%
Putnam VT Emerging Markets Equity Fund+
2020	414,633	$23.572043	to	$36.452499	$11,646,178	0.40%	to	2.40%	0.04%	to	0.28%	24.91%	to	27.74%
2019	478,276	$18.871813	to	$28.536672	$10,591,335	0.40%	to	2.40%	—%	to	—%	21.97%	to	24.71%
2018	519,718	$15.472413	to	$22.882169	$9,338,521	0.40%	to	2.40%	—%	to	0.13%	(20.57)%	to	(18.73)%
2017	592,903	$19.479242	to	$28.156009	$13,238,725	0.40%	to	2.40%	1.04%	to	1.26%	31.84%	to	34.83%
2016	612,319	$9.115281	to	$20.882940	$10,238,374	0.40%	to	2.50%	—%	to	1.23%	(9.02)%	to	(6.84)%
Putnam VT Multi-Cap Core Fund
2020	1,369,499	$28.933879	to	$37.691773	$37,651,820	0.95%	to	2.75%	0.93%	to	0.99%	14.14%	to	16.22%
2019	1,532,432	$24.896490	to	$33.021215	$36,293,682	0.95%	to	2.75%	—%	to	1.09%	28.07%	to	30.39%
2018	1,704,958	$19.094056	to	$26.310373	$31,013,840	0.95%	to	2.55%	1.08%	to	1.12%	(9.96)%	to	(8.51)%
2017	1,924,736	$20.869478	to	$29.220921	$38,246,072	0.95%	to	2.55%	1.07%	to	1.09%	19.77%	to	21.70%
2016	2,195,225	$17.148887	to	$24.398378	$35,860,568	0.95%	to	2.55%	1.28%	to	1.32%	9.23%	to	10.99%
Putnam VT Government Money Market Fund
2020	12,788,321	$0.787506	to	$1.635743	$20,679,359	0.40%	to	2.45%	0.18%	to	0.25%	(2.24)%	to	(0.15)%
2019	12,377,467	$0.805526	to	$1.638271	$20,124,792	0.40%	to	2.45%	1.51%	to	1.86%	(0.90)%	to	1.40%
2018	14,585,272	$0.812881	to	$1.615643	$23,667,262	0.40%	to	2.45%	1.19%	to	1.39%	(1.27)%	to	1.03%
2017	14,284,257	$0.823329	to	$1.599200	$23,235,747	0.40%	to	2.45%	0.25%	to	0.45%	(2.18)%	to	0.07%
2016	16,549,078	$0.841690	to	$1.598128	$26,901,113	0.40%	to	2.45%	—%	to	—%	(2.41)%	to	(0.38)%
Putnam VT Sustainable Leaders Fund
2020	2,679,747	$48.506425	to	$120.814899	$215,388,591	0.40%	to	2.75%	0.19%	to	0.62%	25.25%	to	28.55%
2019	2,957,055	$38.726438	to	$93.983265	$186,329,107	0.40%	to	2.75%	0.44%	to	0.67%	32.66%	to	36.18%
2018	3,304,439	$29.191458	to	$69.016361	$153,411,009	0.40%	to	2.75%	—%	to	0.01%	(4.20)%	to	(1.68)%
2017	3,649,447	$30.470683	to	$70.192625	$173,969,070	0.40%	to	2.75%	0.60%	to	0.82%	25.72%	to	29.04%
2016	4,040,612	$24.236823	to	$54.396959	$150,725,835	0.40%	to	2.75%	0.68%	to	0.94%	4.86%	to	7.63%
Putnam VT Research Fund
2020	313,486	$21.202830	to	$34.447386	$12,487,647	0.95%	to	2.45%	0.58%	to	0.89%	17.02%	to	19.09%
2019	341,927	$18.119697	to	$28.925194	$11,484,155	0.95%	to	2.45%	1.12%	to	1.45%	30.02%	to	32.33%
2018	391,011	$21.858008	to	$27.640269	$9,976,178	0.95%	to	2.55%	—%	to	—%	(7.11)%	to	(5.38)%
2017	445,268	$23.101113	to	$29.756099	$12,045,692	0.95%	to	2.55%	0.64%	to	0.90%	20.24%	to	22.48%
2016	497,761	$18.860877	to	$24.746854	$11,025,769	0.95%	to	2.55%	1.54%	to	1.85%	7.31%	to	9.28%
Putnam VT Small Cap Value Fund
2020	409,425	$28.068956	to	$51.503193	$17,809,595	0.95%	to	2.75%	1.14%	to	1.35%	1.14%	to	3.24%
2019	476,298	$27.751570	to	$49.886273	$20,032,692	0.95%	to	2.75%	0.66%	to	0.96%	20.87%	to	23.36%
2018	544,039	$22.959006	to	$40.441079	$18,685,176	0.95%	to	2.75%	0.42%	to	1.40%	(22.10)%	to	(20.45)%
2017	637,991	$29.472793	to	$50.837479	$27,781,822	0.95%	to	2.75%	0.52%	to	0.97%	4.95%	to	7.12%
2016	742,032	$28.083442	to	$47.456476	$30,309,513	0.95%	to	2.75%	1.16%	to	1.47%	24.04%	to	26.58%
Putnam VT George Putnam Balanced Fund
2020	1,088,644	$18.823124	to	$27.922131	$27,197,412	0.95%	to	2.50%	1.20%	to	1.34%	12.56%	to	14.52%
2019	1,155,955	$16.723202	to	$24.382546	$25,345,252	0.95%	to	2.50%	1.41%	to	1.44%	20.95%	to	23.17%
2018	1,250,524	$13.827050	to	$19.795260	$22,358,752	0.95%	to	2.50%	0.71%	to	0.90%	(5.53)%	to	(3.74)%
2017	1,441,396	$14.637008	to	$20.563990	$26,893,090	0.95%	to	2.50%	1.60%	to	1.75%	12.25%	to	14.20%
2016	1,583,297	$13.040200	to	$18.006388	$25,992,429	0.95%	to	2.50%	1.78%	to	1.98%	5.34%	to	7.37%
Putnam VT Small Cap Growth Fund
2020	171,403	$45.129651	to	$59.607973	$9,315,731	0.95%	to	2.75%	—%	to	—%	44.35%	to	47.37%
2019	182,949	$31.264162	to	$40.448478	$6,808,154	0.95%	to	2.75%	—%	to	0.04%	33.73%	to	36.43%
2018	183,709	$23.379438	to	$29.647765	$5,034,094	0.95%	to	2.75%	—%	to	0.20%	(16.18)%	to	(14.46)%
2017	207,608	$27.891776	to	$34.659797	$6,680,516	0.95%	to	2.75%	0.48%	to	0.68%	5.00%	to	7.24%
2016	224,115	$26.562699	to	$32.319229	$6,758,959	0.95%	to	2.75%	0.75%	to	1.02%	12.39%	to	14.68%
Putnam VT Equity Income Fund
2020	10,124,152	$32.247171	to	$44.133460	$429,255,353	0.40%	to	2.75%	1.76%	to	1.93%	2.93%	to	5.63%
2019	11,252,489	$31.328128	to	$41.779765	$456,209,423	0.40%	to	2.75%	2.02%	to	2.21%	26.87%	to	30.21%
2018	12,529,624	$24.692770	to	$32.086335	$394,091,738	0.40%	to	2.75%	0.75%	to	0.89%	(10.97)%	to	(8.64)%
2017	14,164,995	$27.735902	to	$35.120355	$492,595,948	0.40%	to	2.75%	—%	to	1.05%	15.55%	to	18.58%
2016	2,021,924	$24.002799	to	$31.566802	$59,592,908	0.95%	to	2.75%	1.85%	to	2.07%	10.56%	to	12.88%
ClearBridge Variable Dividend Strategy Portfolio
2020	36	$23.341136	to	$23.341136	$852	1.40%	to	1.40%	1.49%	to	1.49%	6.17%	to	6.17%
2019	165	$21.983695	to	$21.983695	$3,622	1.40%	to	1.40%	1.52%	to	1.52%	29.76%	to	29.76%
2018	166	$16.941486	to	$16.941486	$2,804	1.40%	to	1.40%	1.58%	to	1.58%	(6.18)%	to	(6.18)%
2017	166	$18.057513	to	$18.057513	$3,004	1.40%	to	1.40%	1.53%	to	1.53%	17.52%	to	17.52%
2016	167	$15.365722	to	$15.365722	$2,569	1.40%	to	1.40%	1.60%	to	1.60%	13.39%	to	13.39%
Western Asset Variable Global High Yield Bond Portfolio
2020	1,467	$2.919678	to	$2.919678	$4,283	1.40%	to	1.40%	4.11%	to	4.11%	5.83%	to	5.83%
2019	1,469	$2.758968	to	$2.758968	$4,052	1.40%	to	1.40%	3.36%	to	3.36%	12.80%	to	12.80%
2018	2,915	$2.445971	to	$2.445971	$7,132	1.40%	to	1.40%	5.24%	to	5.24%	(5.26)%	to	(5.26)%
2017	2,924	$2.581684	to	$2.581684	$7,548	1.40%	to	1.40%	5.33%	to	5.33%	7.14%	to	7.14%
2016	2,932	$2.409606	to	$2.409606	$7,066	1.40%	to	1.40%	6.18%	to	6.18%	14.00%	to	14.00%
Clearbridge Variable Large Cap Value Portfolio
2020	57,462	$3.059826	to	$3.059826	$175,824	1.40%	to	1.40%	1.35%	to	1.35%	3.79%	to	3.79%
2019	84,763	$2.948223	to	$2.948223	$249,899	1.40%	to	1.40%	1.72%	to	1.72%	27.09%	to	27.09%
2018	92,063	$2.319727	to	$2.319727	$213,563	1.40%	to	1.40%	1.47%	to	1.47%	(10.14)%	to	(10.14)%
2017	98,787	$2.581528	to	$2.581528	$255,022	1.40%	to	1.40%	1.40%	to	1.40%	13.24%	to	13.24%
2016	101,150	$2.279705	to	$2.279705	$230,591	1.40%	to	1.40%	1.36%	to	1.36%	11.43%	to	11.43%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.